Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

14. STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. As of December 31, 2012, 17,907,559 shares remained available for issuance under the LTIP plan. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2012, 2011 or 2010 but we do have outstanding stock options from grants in earlier periods that were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1 of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

The total intrinsic value of options exercised is as follows:

	Years Ended December 31,
Stock Options	2012	2011	2010
	(in thousands)
Intrinsic Value of Options Exercised (a)	$1,699	$1,202	$2,058

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	321	$29.35	551	$32.88	1,089	$32.78
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(128)	28.21	(104)	27.39	(448)	31.53
Forfeited/Expired	(5)	27.26	(126)	46.40	(90)	38.44
Outstanding as of December 31,	188	30.17	321	29.35	551	32.88

Options Exercisable as of December 31,	188	$30.17	321	$29.35	551	$32.88

NA Not applicable.

The following table summarizes information about AEP stock options outstanding and exercisable as of December 31, 2012:

	Number	Weighted
	of Options	Average	Weighted
2012 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.95 - $30.76	188	0.99	$30.17	$2,358

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee. Performance units are paid in cash, unless they are needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We record compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years Ended December 31,
Performance Units	2012	2011	2010
Awarded Units (in thousands)	546	7	736
Weighted Average Unit Fair Value at Grant Date	$41.38	$38.39	$35.43
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2012	2011	2010
Awarded Units (in thousands)	138	198	211
Weighted Average Grant Date Fair Value	$40.97	$37.31	$34.70
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant's termination of employment.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the number of performance units earned but may not increase the number earned. The performance scores for all open performance periods prior to those granted in 2012 are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. For the performance units granted in 2012, the three-year total shareholder return peer group was changed to the S&P 500 Electric Utility Index.

The certified performance scores and units earned for the three-year period ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Performance Units	2012	2011	2010
Certified Performance Score	99.7%	89.8%	55.8%
Performance Units Earned	1,096,572	1,216,926	489,013
Performance Units Mandatorily Deferred as AEP Career Shares	51,056	52,639	33,501
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	26,337	42,502	6,583
Performance Units to be Paid in Cash	1,019,179	1,121,785	448,929

The cash payouts for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2012	2011	2010
	(in thousands)
Cash Payouts for Performance Units	$44,968	$15,985	$18,683
Cash Payouts for AEP Career Share Distributions	11,027	2,777	3,594

Restricted Shares and Restricted Stock Units

In 2004, the independent members of the AEP Board of Directors granted 300,000 restricted shares to the then Chairman, President and CEO upon the commencement of his AEP employment. Of these restricted shares, 50,000 vested on January 1, 2005, 50,000 vested on January 1, 2006, 66,666 vested on November 30, 2009, 66,667 vested on November 30, 2010 and 66,667 vested on November 30, 2011. Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum contractual term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is six years from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four CEO succession candidates as a retention incentive for these candidates. These grants vest, subject to the candidates' continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years Ended December 31,
Restricted Stock Units	2012	2011	2010
Awarded Units (in thousands)	497	121	873
Weighted Average Grant Date Fair Value	$40.69	$37.07	$35.24

The total fair value and total intrinsic value of restricted shares and restricted stock units vested during the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2012	2011	2010
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$10,608	$7,164	$6,044
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	12,157	8,017	5,993

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested RSUs as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

		Weighted
		Average
		Grant Date
Nonvested Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested as of January 1, 2012	903	$35.46
Granted	497	40.69
Vested	(306)	34.64
Forfeited	(94)	35.95
Nonvested as of December 31, 2012	1,000	38.22

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2012 was $43 million and the weighted average remaining contractual life was 2.14 years.

Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The stock units granted to non-employee directors are fully vested upon grant date. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We record compensation cost for stock units when the units are awarded and adjust the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

We had no material cash payouts for stock unit distributions for the years ended December 31, 2012, 2011 and 2010.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2012	2011	2010
Awarded Units (in thousands)	52	52	54
Weighted Average Grant Date Fair Value	$41.20	$37.72	$34.67

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2012	2011	2010
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$51,767	$61,807	$28,116
Actual Tax Benefit Realized	18,119	21,632	9,841
Total Compensation Cost Capitalized	10,707	11,608	4,689

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

During the years ended December 31, 2012, 2011 and 2010, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2012, there was $47 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP. Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.53 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2012	2011	2010
	(in thousands)
Cash Received from Stock Options Exercised	$3,598	$2,855	$14,134
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	618	411	706

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.

In February 2013, the HR Committee granted approximately $40 million in share-based awards. This amount will be allocated between 2013 - 2015 performance units and restricted stock units vesting over 40 months.